Fair Value of Assets And Liabilities - Carrying Amount and Fair Values for Other Financial Instruments Not Measured at Fair Value (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2003
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Federal funds sold	$ 294,000	$ 6,340,000
Company guaranteed trust preferred securities	3,403,000	3,403,000	3,403,000
Fair Value Measurements Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits at other financial institutions	507,286	727,124
Federal funds sold	294,000	6,340,000
Restricted equity securities	608,700	691,900
Loans, net	202,033,204	212,704,841
Deposits	276,806,640	283,707,789
Note payable	275,250	275,250
Federal Home Loan Bank advances	5,502,746	5,495,163
Company guaranteed trust preferred securities	3,403,000	3,403,000
Fair Value Measurements Recurring [Member] | Fair Value Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits at other financial institutions	507,286	727,124
Federal funds sold	294,000	6,340,000
Restricted equity securities
Loans, net
Deposits
Note payable
Federal Home Loan Bank advances
Company guaranteed trust preferred securities
Fair Value Measurements Recurring [Member] | Fair Value Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits at other financial institutions
Federal funds sold
Restricted equity securities	608,700	691,900
Loans, net
Deposits	276,806,640	283,707,789
Note payable
Federal Home Loan Bank advances	5,502,746	5,495,163
Company guaranteed trust preferred securities
Fair Value Measurements Recurring [Member] | Fair Value Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits at other financial institutions
Federal funds sold
Restricted equity securities
Loans, net	202,033,204	212,704,841
Deposits
Note payable	275,250	275,250
Federal Home Loan Bank advances
Company guaranteed trust preferred securities	3,403,000	3,403,000
Carrying Amount [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits at other financial institutions	507,286	727,124
Federal funds sold	294,000	6,340,000
Restricted equity securities	608,700	691,900
Loans, net	203,238,307	212,260,549
Deposits	275,388,866	281,341,333
Note payable	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,500,000
Company guaranteed trust preferred securities	$ 3,403,000	$ 3,403,000